Significant Accounting Policies (Details) - Schedule of Foreign Currency Translation	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Schedule Of Foreign Currency Translation Abstract
Period-end spot rate	$ 1,000,000	¥ 6.8717	$ 1	¥ 6.3482	$ 1	¥ 6.5713
Average rate	$ 1,000,000	¥ 6.8855	$ 1	¥ 6.4083	$ 1	¥ 6.796